Acquisition costs and other expenditure - Fees payable to the auditor (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)
Fees payable to the Company's auditor and its associates for other services:
Total fees paid to the auditor	$ 13.2	$ 9.9	$ 27.0
One-off non-audit services associated with demerger of the US operations and public offering	1.9	0.4
Other audit and non-audit services	11.3	9.5	15.3
One-off non-audit services associated with demerger and public offering, audit-related assurance	0.1
One-off non-audit services associated with demerger and public offering, other assurance services required by law	0.1
Pension schemes audit services			0.1
Continuing and discontinued operations
Fees payable to the auditor
Audit of the Company's annual accounts	2.4	2.3	2.2
Audit of subsidiaries pursuant to legislation	5.9	9.2	9.5
Audit fees payable to the auditor	8.3	11.5	11.7
Fees payable to the Company's auditor and its associates for other services:
Audit-related assurance services	4.5	3.5	5.7
Other assurance services	1.1	0.7	5.7
Services relating to corporate finance transactions	1.6	0.3	7.3
Non-audit fees payable to the auditor	7.2	4.5	18.7
Total fees paid to the auditor	15.5	16.0	30.4
Audit-related assurance service fees, required by law	0.6	0.7		£ 1.1
US | Discontinued operations
Fees payable to the Company's auditor and its associates for other services:
Total fees paid to the auditor	$ 2.3	$ 6.1
UK and Europe
Fees payable to the Company's auditor and its associates for other services:
Non-audit services associated with demerger			11.7
Other assurance service fees, required by law			4.4
Non-audit corporate finance transactions services associated with demerger			7.3
UK and Europe | Discontinued operations
Fees payable to the Company's auditor and its associates for other services:
Total fees paid to the auditor			$ 3.4